Basis of Presentation	12 Months Ended
Dec. 31, 2023
Basis of Presentation
Basis of Presentation

Section 1 – Basis of Presentation

These consolidated financial statements include Genmab A/S (parent company) and subsidiaries over which the parent company has control. The Genmab consolidated Group is referenced herein as “Genmab” or the “Company”.

This section describes Genmab’s financial accounting policies including management’s judgements and estimates under IFRS Accounting Standards. New or revised EU endorsed accounting standards and interpretations are described, in addition to how these changes are expected to impact the financial performance and reporting of Genmab.

Genmab describes the accounting policies in conjunction with each note with the aim to provide a more understandable description of each accounting area.

ESEF Reporting
Genmab is required to file the Annual Report in the European Single Electronic Format (ESEF) using the XHTML format and to tag the consolidated financial statements including notes using Inline eXtensible Business Reporting Language (iXBRL). The iXBRL tags comply with the ESEF taxonomy. Where a financial statement line item is not defined in the ESEF taxonomy, an extension to the taxonomy has been created. The annual report submitted to the Danish Financial Supervisory Authority consists of the XHTML document together with certain technical files, all included in a file named 529900MTJPDPE4MHJ122-2023-12-31-en.zip.

1.1 – Nature of the Business and Accounting Policies

Genmab A/S is a publicly traded, international biotechnology company that was founded in 1999 and specializes in the creation and development of differentiated antibody therapeutics for the treatment of cancer and other diseases. Genmab has six approved products commercialized by third parties, two approved products that are jointly commercialized with a collaboration partner, a broad clinical and pre-clinical product pipeline and proprietary next-generation antibody technologies.

The consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB) and in accordance with IFRS Accounting Standards as endorsed by the EU and further requirements in the Danish Financial Statements Act. The consolidated financial statements were approved by the Board of Directors and authorized for issue on February 14, 2024. Except as outlined in Note 1.2, the financial statements have been prepared using the same accounting policies as 2022.

Please refer to the overview below to see in which note/section the detailed accounting policy is included.

Section 2 – Results for the Year	3.4 Other Investments
2.1 Revenue	3.5 Inventories
2.2 Information about Geographical Areas	3.6 Receivables
2.3 Staff Costs	3.8 Other Payables
2.4 Corporate and Deferred Tax	Section 4 – Capital Structure, Financial Risk and Related Items
2.5 Profit per Share	4.3 Financial Assets and Liabilities
Section 3 – Operating Assets and Liabilities	4.4 Marketable Securities
3.1 Intangible Assets	4.5 Financial Income and Expenses
3.2 Property and Equipment	4.6 Share-Based Instruments
3.3 Leases

Materiality

Genmab’s Annual Report is based on the concept of materiality and the Company focuses on information that is considered material and relevant to the users of the consolidated financial statements. The consolidated financial statements consist of a large number of transactions. These transactions are aggregated into classes according to their nature or function and presented in classes of similar items in the consolidated financial statements as required by IFRS and the Danish Financial Statements Act. If items are individually immaterial, they are aggregated with other items of similar nature in the financial statements or in the notes.

The disclosure requirements are substantial in IFRS and for Danish listed companies. Genmab provides these specific required disclosures unless the information is considered immaterial to the economic decision-making of the readers of the financial statements or not applicable.

Consolidated Financial Statements

The consolidated financial statements include Genmab A/S and subsidiaries over which the parent company has control. The parent controls a subsidiary when the parent is exposed to, or has rights to, variable returns from its involvement with the subsidiary and has the ability to affect those returns through its power to direct the activities of the subsidiary. Genmab A/S (parent company) holds investments either directly or indirectly in the following subsidiaries:

		2	1
Name	Domicile	Ownership and votes 2023	Ownership and votes 2022
Genmab B.V.	Utrecht, the Netherlands	100%	100%
Genmab Holding B.V.	Utrecht, the Netherlands	100%	100%
Genmab US, Inc.	New Jersey, USA	100%	100%
Genmab K.K.	Tokyo, Japan	100%	100%

Genmab’s consolidated financial statements have been prepared on the basis of the financial statements of the parent company and subsidiaries – prepared under Genmab’s accounting policies – by combining similar accounting items on a line-by-line basis. On consolidation, intercompany income and expenses, intercompany receivables and payables, and unrealized gains and losses on transactions between the consolidated companies are eliminated.

The recorded value of the equity interests in the consolidated subsidiaries is eliminated with the proportionate share of the subsidiaries’ equity. Subsidiaries are consolidated from the date when control is transferred to the Group.

The income statements for subsidiaries with a different functional currency than Genmab’s presentation currency are translated into Genmab’s presentation currency at average exchange rates, and the balance sheets are translated at the exchange rate in effect at the balance sheet date.

Exchange rate differences arising from the translation of foreign subsidiaries shareholders’ equity at the beginning of the year and exchange rate differences arising as a result of foreign subsidiaries’ income statements being translated at average exchange rates are recorded in translation reserves in shareholders’ equity.

Functional and Presentation Currency

The financial statements have been prepared in Danish Kroner (DKK), which is the functional and presentation currency of the parent company.

Foreign Currency

Transactions in foreign currencies are translated at the exchange rates in effect at the date of the transaction.

Exchange rate gains and losses arising between the transaction date and the settlement date are recognized in the income statement as financial income or expense.

Unsettled monetary assets and liabilities in foreign currencies are translated at the exchange rates in effect at the balance sheet date. Exchange rate gains and losses arising between the transaction date and the balance sheet date are recognized in the income statement as financial income or expense.

Cost of Product Sales

Cost of product sales includes direct and indirect costs relating to the manufacturing of inventory mainly from third-party providers of manufacturing as well as costs related to internal resources and distribution and logistics. Inventory amounts written down as a result of excess or obsolescence are charged to cost of product sales.

Additionally, cost of product sales includes profit-sharing amounts owed to collaboration partners for the sale of commercial products when Genmab is determined to be the principal in sales to end customers. As of December 31, 2023, the only profit-sharing amounts owed to collaboration partners that are recorded as cost of product sales relate to sales of EPKINLY in the U.S. and Japan pursuant to the Collaboration Agreement with AbbVie.

Refer to Note 5.6 in the Annual Report for detailed information regarding Genmab’s Collaboration Agreement with AbbVie.

Classification of Operating Expenses in the Income Statement

Research and Development Expenses

Research and development expenses primarily include salaries, benefits and other employee-related costs of Genmab’s research and development staff, license costs, manufacturing costs, preclinical costs, clinical trials, contractors and outside service fees, amortization and impairment of licenses and rights related to intangible assets, depreciation of property and equipment, and depreciation of right-of-use assets, to the extent that such costs are related to the Group’s research and development activities.

Refer to Note 3.1 for a more detailed description on the treatment of Genmab’s research and development expenses.

Selling, General and Administrative Expenses

Selling, general and administrative expenses relate to the management and administration of Genmab, including commercialization activities. This primarily includes salaries, benefits and other employee costs related to management and support functions including human resources, information technology and the finance departments. In addition, depreciation of property and equipment and depreciation of right-of-use assets, to the extent such expenses are related to administrative functions, are also included. Selling, general and administrative expenses are recognized in the income statement in the period to which they relate.

Government Grants

Government grants are recognized at their fair value where there is reasonable assurance that the grant will be received and that Genmab will comply with all attaching conditions. When the grant relates to an expense item, it is recognized as a reduction of that expense on a systematic basis over the periods that the costs for which it is intended to compensate are incurred. Where the grant relates to an asset, the fair value is credited to a deferred income account and is released to the statement of comprehensive income as other operating income over the expected useful life of the relevant asset by equal annual installments.

Statements of Cash Flows

The cash flow statement is presented using the indirect method with basis in the net profit before tax.

Cash flows from operating activities are stated as the net profit before tax adjusted for net financial items, non-cash operating items such as depreciation, amortization, impairment losses, share-based compensation expenses, provisions, and for changes in operating assets and liabilities, interest paid and received, interest elements of lease payments and corporate taxes paid or received. Operating assets and liabilities are mainly comprised of changes in receivables and other payables excluding the items included in cash and cash equivalents. Changes in non-current assets and liabilities are included in operating assets and liabilities, if related to the main revenue-producing activities of Genmab.

Cash flows from investing activities consist of purchases and sales of marketable securities and other investments, as well as purchases of intangible assets and property and equipment.

Cash flows from financing activities relate to the purchase of treasury shares, exercise of warrants, payments of withholding taxes on behalf of employees on net settled RSUs and payments of long-term loans including installments on lease liabilities.

Cash and cash equivalents are comprised of cash, bank deposits, and marketable securities with a maturity of less than 90 days on the date of acquisition.

The statements of cash flows cannot be derived solely from the financial statements.

Treasury Shares

The total amount paid to acquire treasury shares including directly attributable costs and the proceeds from the sale of treasury shares is recognized in retained earnings.

Research Collaborations, License Agreements and Collaborative Agreements

Research Collaborations and License Agreements

Genmab continues to pursue the establishment of research collaborations and licensing agreements. These arrangements often include upfront payments, expense reimbursements or payments to the collaboration partner, and milestone and royalty arrangements, contingent upon the occurrence of certain future events linked to the success of the asset in development.

In regard to Genmab’s license agreements with Janssen, Novartis and Roche, each of these parties retain final decision-making authority over the relevant activities and as such no joint control exists.

Refer to Note 2.1 for additional information related to revenue from these parties.

Joint Collaborative Agreements

Genmab has entered into a number of joint collaborative agreements. These agreements often include upfront payments, expense reimbursements or payments to the collaboration partner, and milestone and royalty arrangements, contingent upon the occurrence of certain future events linked to the success of the asset in development.

These agreements also provide Genmab with varying rights to develop, produce and market products together with its collaborative partners. Both parties in these arrangements share in the decision-making and therefore have joint control of the arrangement. In 2023, Genmab’s more significant collaboration agreements are with AbbVie (epcoritamab), Pfizer (tisotumab vedotin) and BioNTech.

Refer to Note 2.1 for additional information related to revenue from our joint collaborative agreements.

Refer to Note 5.6 for detailed information regarding Genmab’s significant Research Collaborations, License Agreements and Collaborative Agreements.

1.2 New Accounting Policies and Disclosures

NEW ACCOUNTING POLICIES AND DISCLOSURES FOR 2023

Genmab has, with effect from January 1, 2023, implemented the following standards and amendments:

●	IFRS 17 Insurance Contracts;
●	Amendments to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates;
●	Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting Policies; and
●	Amendments to IAS 12 Income Taxes: International Tax Reform – Pillar Two Model Rules and Deferred Tax related to Assets and Liabilities arising from a Single Transaction

The implementation of these amendments did not have a material impact on the consolidated financial statements for the current or prior reporting periods and is not expected to have a significant impact in future reporting periods.

Refer to Note 2.4 for additional information related to the impacts of the IAS 12 amendments.

NEW ACCOUNTING POLICIES AND DISCLOSURES EFFECTIVE IN 2024 OR LATER

The IASB has issued a number of new standards and updated some existing standards that are effective for accounting periods beginning on January 1, 2024 or later. Therefore, they are not incorporated in these consolidated financial statements. There are no standards presently known that are not yet effective and that would be expected to have a material impact on Genmab in current or future reporting periods and on foreseeable future transactions.

1.3 Management’s Judgements and Estimates under IFRS

In preparing financial statements under IFRS, certain provisions in the standards require management’s judgements, including various accounting estimates and assumptions. These judgements and estimates affect the application of accounting policies, as well as reported amounts within the consolidated financial statements and disclosures.

Determining the carrying amount of certain assets and liabilities requires judgements, estimates and assumptions concerning future events that are based on historical experience and other factors, which by their very nature are associated with uncertainty and unpredictability.

Accounting estimates are based on historical experience and various other factors relative to the circumstances in which they are applied. Estimates are generally made based on information available at the time.

Accounting judgements are made in the process of applying accounting policies. These judgements are typically made based on the guidance and information available at the time of application.

These estimates and judgements may prove incomplete or incorrect, and unexpected events or circumstances may arise. Genmab is also subject to risks and uncertainties which may lead actual results to differ from these estimates, both positively and negatively. Specific risks for Genmab are discussed in the relevant section of this Annual Report and in the notes to the consolidated financial statements.

The areas involving a high degree of judgement and estimation that are significant to the consolidated financial statements are summarized below. Refer to the identified notes for further information on the key accounting estimates and judgements utilized in the preparation of the consolidated financial statements.

Accounting policy	Key accounting estimates and judgements	Note reference	Risk
Revenue recognition

Judgement in assessing whether a collaboration partner is a customer

Estimation of partner net sales amounts in the calculation of royalties

Judgement in assessing the probability of attainment of milestones

Estimation of variable consideration

Judgement in assessing the nature of combined performance obligations within contracts

		Note 2.1	Moderate / High
Share-based compensation	Judgement in selecting assumptions required for valuation of warrant grants	Note 4.6	Moderate
Current and deferred income taxes	Judgement and estimation regarding valuation of deferred income tax assets Estimation in developing the provision for any uncertain tax positions	Note 2.4	Moderate

1.4 Revision of Prior Period Financial Statements

In January 2024, Janssen informed Genmab that it had been overpaying royalties on net sales of DARZALEX in countries where relevant patent protection for DARZALEX did not exist. Genmab evaluated the error under IAS 1 “Presentation of Financial Statements”, IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors”, Staff Accounting Bulletin (SAB) No. 99, “Materiality,” and SAB No. 108, “Considering the Effects

of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” and determined that the related impact was not individually material to any of Genmab’s previously issued financial statements, however correcting the cumulative impact of this error would be material to Genmab’s consolidated statement of comprehensive income for 2023. Accordingly, Genmab has revised the 2022 and 2021 financial statements and related notes included herein. The comparative figures for fiscal years 2022 and 2021 have been revised accordingly:

	2022			2021
(DKK million)	Revised Balances	Effect of Error Correction	Previously Reported Balances	Revised Balances	Effect of Error Correction	Previously Reported Balances

Income Statements:
Revenue	14,505	(90)	14,595	8,417	(65)	8,482
Operating expenses	(8,238)	-	(8,238)	(5,464)	-	(5,464)
Operating profit	6,267	(90)	6,357	2,953	(65)	3,018
Financial income/expense	678	-	678	965	-	965
Net profit before tax	6,945	(90)	7,035	3,918	(65)	3,983
Corporate tax	(1,493)	20	(1,513)	(961)	14	(975)
Net profit	5,452	(70)	5,522	2,957	(51)	3,008

Basic net profit per share	83.38	(1.07)	84.45	45.22	(0.78)	46.00
Diluted net profit per share	82.59	(1.06)	83.65	44.77	(0.77)	45.54

Exchange differences on translation of foreign operations	17	-	17	27	-	27
Total comprehensive income	5,469	(70)	5,539	2,984	(51)	3,035

Balance Sheet:
Total non-current assets	1,901	-	1,901	1,891	-	1,891
Corporate tax receivable	182	39	143	50	19	31
Receivables	5,712	(198)	5,910	3,259	(108)	3,367
Other assets	22,324	-	22,324	19,338	-	19,338
Total current assets	28,218	(159)	28,377	22,647	(89)	22,736
Total assets	30,119	(159)	30,278	24,538	(89)	24,627
Other equity items	12,473	-	12,473	12,176	-	12,176
Retained earnings	14,809	(159)	14,968	9,931	(89)	10,020
Total shareholders' equity	27,282	(159)	27,441	22,107	(89)	22,196
Total liabilities	2,837	-	2,837	2,431	-	2,431
Total shareholders' equity and liabilities	30,119	(159)	30,278	24,538	(89)	24,627

Cash Flow Statement:
Net profit before tax	6,945	(90)	7,035	3,918	(65)	3,983
Reversal of financial items, net	(678)	-	(678)	(965)	-	(965)
Adjustment for non-cash transactions	801	-	801	526	-	526
Change in operating assets and liabilities	(1,840)	90	(1,930)	(705)	65	(770)
Cash flows from operating activities before financial items	5,228	-	5,228	2,774	-	2,774
Other items	(1,316)	-	(1,316)	(546)	-	(546)
Net cash provided by operating activities	3,912	-	3,912	2,228	-	2,228